UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12/31/00

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[	] is a restatement.
							[	] adds new holdings
								  entries.
Institutional Investment Manager Filing this Report:

Name:	AmalgaTrust Company, Inc.
Address:	One West Monroe Street
		Chicago, Illinois  60603

Form 13F File Number:	28-05158

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James T. Landenberger
Title:	Executive Vice President/General Counsel
Phone:	(312) 822-3159

Signature, Place, and Date of Signing:

James T. Landenberger		Chicago, IL		12/31/00

Report Type:

[	]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ X	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

	Form 13F File Number 		Name

	28-4981				Goldman Sachs Asset Management

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		3

Form 13F Information Table Value Total:	$ 	927
							 	   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F

COL 1			COL 2		COL 3		COL 4		COL 5		     COL 6		COL 7		COL 8

							     VALUE     SHRS OR	SH/ PUT/  INVESTMENT  OTHERS	 VOTING AUTHORITY
NAME			TITLE			CUSIP			   PRN AMT  PRN CALL  DISC	  	MGR 	SOLE  SHARED  NONE

Citigroup Inc.	Common Stock   172967101  	357      7,000,00			SOLE		N/A	  X

Exxon Mobil Corp. Common Stock   302316102  	504	   5,792.00			SOLE		N/A	  X
First Australia	Common Stock   318653102   	 66	  16,292.00			SOLE		N/A	  X